Intangible Assets - Net	12 Months Ended
Dec. 31, 2011
Intangible Assets - Net [Abstract]
Intangible Assets - Net

8. INTANGIBLE ASSETS — NET

Intangible assets consist of the following:

	As of December 31,
	2010	2011	2011
	(RMB'000)	(RMB'000)	(US$'000)

Land use rights
Cost	216,762	351,481	55,845
Less: Accumulated amortization	(10,999)	(16,494)	(2,621)

	205,763	334,987	53,224

Land use rights represent amounts paid for the rights to use eleven parcels of land in the PRC where the Group's premises are located. Three land use rights were acquired from Huaerli (Nantong) Electronics Co., Ltd., a company whose controlling owner was also a significant shareholder of the Company prior to September 16, 2010.

As of December 31, 2010 and 2011, land use rights with a net book value of RMB6,519,000 and RMB30,713,000 (US$4,879,804) was pledged for short-term bank borrowings of RMB92,718,000 and RMB315,477,000 (US$50,124,247), respectively, and long-term bank borrowings of nil and RMB126,018,000 (US$20,022,244), respectively (Note 11).

The amortization expense for the years ended December 31, 2009, 2010 and 2011 was RMB3,975,000, RMB4,500,000 and RMB5,495,000 (US$873,068), respectively. For each of the next five years, the estimated annual amortization expense of intangible assets is RMB7,163,000 (US$1,138,086).